ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accrued expenses and other payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES
Consideration payable for acquisitions	¥ 1,855,261	¥ 888,693
Accrued payroll and welfare benefits	184,220	114,632
Accrued interest expenses	141,642	65,390
Income tax payable	139,667	102,683
Other tax payables	40,986	39,372
Accrued debt issuance costs and other financing costs	25,930	32,512
Amount due to related parties	24,145	15,360
Others	267,704	137,339
Total accrued expenses and other payables	¥ 2,679,555	¥ 1,395,981